Other Disclosures - Fees to Auditors - Schedule of Fees to Auditors (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditors Remuneration [Abstract]
Audit services	kr 2,416	kr 2,244	kr 320
Audit-related services	803	882	156
Other assistance	3,795		50
Total fees to auditors	kr 7,014	kr 3,126	kr 526